UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	January 25, 2008

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  157

Form 13F Information Table Value Total: $4,070,379 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
New York Community Bancorp BONUSES	    64944P307	 248 	   5,188                Sole	 "5,188"
Mirant Corp	           COM	            60467R100	 762	" 19,550 	        Sole	 "19,550"
AES	                   PFD CV 6.75%	    00808N202	 1,234 "" 26,600 	        Sole	 "26,600"
CA Inc	                   COM	            12673P105	 684 	" 27,402 "	        Sole	"27,402"
Intevac Inc.	           COM	            461148108	" 1,153	" 79,284 "	        Sole	"79,284"
Quadramed Corp	           COM	            74730W101	 168 	" 90,000 "	        Sole	"90,000"
"Washington Mutual, Inc.   COM	            939322103	" 1,686 " 123,900 	        Sole	"123,900"
COMSYS IT Partners	   COM	            20581E104	" 2,083 " 132,000 	        Sole	"132,000"
Emmis Communications Corp  PFD CV SER A	    291525202	" 6,900 " 186,484 	        Sole
Mirant	                   *W EXP 01/03/201 60467R126	" 4,006 " 204,900 	        Sole
Radio One, Inc."	CL D NON VTG	    75040P405	 925 	" 390,118 	        Sole
Mirant	                *W EXP 01/03/201    60467R118	" 20,280 "1,101,600 "	        Sole
Ford Trust	         PFD TR CV6.5%	    345395206	" 36,351 "1,120,213 "	        Sole
Durect Corporation	 COM	            266605104	" 8,174 " 1,271,267 "	        Sole
Six Flags, Inc."	PIERS	            83001P505	" 20,778  1,447,950 "	        Sole
Scottish Re Group Ltd	SHS	            G73537410	" 1,158 " 1,597,887 "	        Sole
AMR Corp	        NOTE 4.250% 9/2	    001765BA3	" 2,171 " 2,000,000 	        Sole
ASM International	NOTE 4.250%12/0	    00207DAG7	 614 	" 500,000 "	        Sole
Advanced Medical Opt	NOTE 3.250% 8/0	    00763MAK4	" 12,720" 15,850,000 	        Sole
Advanced Micro Devices	NOTE 6.000% 5/0	    007903AL1	" 21,054" 29,550,000 	        Sole
Allergan, Inc"	        NOTE 1.500% 4/0	    018490AL6	" 68,233" 58,090,000 	        Sole
Johnson & Johnson	SDCV 7/2	    02261WAB5	" 152,029 "164,917,000	        Sole
Amazon.com	        NOTE 4.750% 2/0	    023135AF3	" 22,980 "" 18,740,000	        Sole
Amdocs	                NOTE 0.500% 3/1	    02342TAD1	" 9,027 "" 8,850,000 "          Sole
American Equity Inv	NOTE 5.250%12/0	    025676AE7	" 27,619 " 29,415,000 "         Sole
American Medical Syst	NOTE 3.250% 7/0	    02744MAA6	" 14,090 " 14,250,000 "	        Sole
AmeriCredit Corp.	NOTE 2.125% 9/1	    03060RAR2	" 10,674 " 16,000,000 "	        Sole
Amgen Inc	        NOTE 0.375% 2/0	    031162AQ3	 817 	    930,000 "	        Sole
"ArvinMeritor, Inc"	NOTE 4.625% 3/0	    043353AF8	" 12,995 " 15,100,000 "	        Sole
"AtheroGenics, Inc"	NOTE 4.500% 9/0	    047439AB0	" 5,400 " 13,500,000 "	        Sole
Barnes Group Inc	NOTE 3.375% 3/1	    067806AD1	" 14,338" 10,650,000 "	        Sole
Beazer Homes USA	NOTE 4.625% 6/1	    07556QAL9	" 2,114 " 3,000,000 "	        Sole
Best Buy Co.	        SDCV 2.250% 1/1	    086516AF8	" 28,248 " 23,425,000 "	        Sole
CV Therapeutics	        NOTE 2.750% 5/1	    126667AF1	" 11,366 " 13,704,000 "	        Sole
Cadence Design Systems	NOTE 1.375%12/1	    127387AD0	 504 	      490,000 "	        Sole
CapitalSource Inc	NOTE 7.250% 7/1	    14055XAG7	" 21,389 " 23,340,000 "	        Sole
Carnival Corporation	DBCV 2.000% 4/1	    143658AN2	" 11,588 " 9,915,000 "	        Sole
Carnival Corporation	DBCV 1.132% 4/2	    143658AV4	" 141,277  213,055,000 "        Sole
"Cell Therapeutic, Inc"	NOTE 4.000% 7/0	    150934AF4	" 13,937 "" 24,450,000 "        Sole
"Ceradyne, Inc"	        NOTE 2.875%12/1	    156710AA3	" 5,864 " " 5,500,000 "	        Sole
Citadel Broadcasting	NOTE 1.875% 2/1	    17285TAB2	" 18,786 "  23,300,000 "        Sole
CA Inc	                NOTE 1.625%12/1	    204912AQ2	" 78,661 "  59,775,000 "        Sole
Conceptus Inc	        NOTE 2.250% 2/1	    206016AA5	" 1,261 "   1,300,000 "	        Sole
Conexant Systems	NOTE 4.000% 3/0	    207142AH3	" 12,949 "  16,288,000 "        Sole
Countrywide Financial	DBCV   4/1	    222372AN4	" 22,765 "" 29,000,000 "        Sole
Cubist Pharm	        NOTE 2.250% 6/1	    229678AC1	" 1,902 "" 1,995,000 "	        Sole
Disney (Walt) Company	NOTE 2.125% 4/1	    254687AU0	" 144,040" 126,135,000 "        Sole
"Dixie Group, Inc"	SDCV 7.000% 5/1	    255519AA8	 245 	       257,000 "        Sole
Dominion Resources Inc	NOTE 2.125%12/1	    25746UAT6	" 9,859 "   7,600,000 "	        Sole
Durect Corp	        NOTE 6.250% 6/1	    266605AB0	" 22,736 "" 11,010,000 "        Sole
EMC Corp A	        NOTE 1.750%12/0	    268648AK8	 135 	    " 100,000 "	        Sole
EPIX Pharmaceuticals 	NOTE 3.000% 6/1	    26881QAB7	" 2,662 " " 3,830,000 "	        Sole
Eastman Kodak	        NOTE 3.375%10/1	    277461BE8	" 58,512 "" 57,540,000 "        Sole
Edwards Lifesciences	DBCV 3.875% 5/1	    28176EAB4	" 1,175 "  " 1,150,000 "        Sole
Electronic Data Systems	NOTE 3.875% 7/1	    285661AF1	" 106,404 "" 106,815,000        Sole
"Empire Resorts, Inc"	NOTE 8.000% 7/3	    292052AB3	" 3,780 "    " 4,500,000 "      Sole
"Encore Capital Group, 	NOTE 3.375% 9/1	    292554AB8	" 4,689 "	5,500,000 	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	    29257MAB6	" 13,767 "	 16,304,000 "	Sole
"EnPro Industries, Inc"	DBCV 3.937%10/1	    29355XAB3	" 16,906 "	 14,350,000 "	Sole
"Enzon Pharmaceuticals, NOTE 4.000% 6/0	    293904AE8	" 8,578 "	 7,300,000 "	Sole
Epicor Software Corp	NOTE 2.375% 5/1	    29426LAA6	" 13,348 "	 14,721,000 "	Sole
Euronet Worldwide Inc	NOTE 3.500%10/1	    298736AF6	" 7,812 "	 7,500,000 "	Sole
ExpressJet Holdings	NOTE 4.250% 8/0	    30218UAB4	" 2,236 "	 2,320,000 "	Sole
Fairfax Financial	DBCV 5.000% 7/1	    303901AL6	" 7,055 "	 5,240,000 "	Sole
FiberTower Corp	        NOTE 9.000%11/1	    31567RAC4	" 42,651 "	 46,360,000 "	Sole
Thermo Fisher Scien     NOTE 3.250% 3/0	    338032AX3	" 45,511 "	 28,965,000 "	Sole
Ford Motor Co	        NOTE 4.250%12/1	    345370CF5	" 13,022 "	 13,100,000 "	Sole
General Motors	        DEB SR CV C 33	    370442717	 383 		19,500 "	Sole
General Motors	        DEB SR CONV B	    370442733	" 8,917 "	 463,000 "	Sole
Genzyme Corp	        NOTE 1.250%12/0	    372917AN4	" 119,581 "	 103,310,000 "	Sole
"Gilead Sciences, Inc"	NOTE 0.500% 5/0	    375558AG8	 630 		480,000 "	Sole
"Gilead Sciences, Inc"	NOTE 0.625% 5/0	    375558AH6	 181 		135,000 "	Sole
Global Crossing Ltd	NOTE 5.000% 5/1	    37932JAA1	" 21,010 "	 19,100,000 "	Sole
"Global Industries, Ltd	DBCV 2.750% 8/0	    379336AE0	" 8,616 "	 9,600,000 "	Sole
The Greenbrier Companie NOTE 2.375% 5/1	    393657AD3	" 9,989 "	 13,000,000 "	Sole
"Group 1 Automotive, 	FRNT 2.250% 6/1	    398905AE9	" 9,373 "	 13,940,000 "	Sole
Hasbro	                DBCV 2.750%12/0	    418056AN7	" 37,603 "	 29,461,000 "	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	    42210PAD4	" 13,046 "	 17,750,000 "	Sole
Hewlett-Packard Co	NOTE 10/1	    428236AC7	" 137,101 "	 161,708,000 "	Sole
Hutchinson Technology 	NOTE 3.250% 1/1	    448407AF3	" 13,362 "	 13,890,000 "	Sole
"Iconix Brand Group, 	NOTE 1.875% 6/3	    451055AB3	" 3,832 "	 4,000,000 "	Sole
Intel Corp	        SDCV 2.950%12/1	    458140AD2	" 138,463 "	 128,260,000 "	Sole
International Game Tech	DBCV 2.600%12/1	    459902AP7	" 12,386 "	 12,190,000 "	Sole
JetBlue Airways Corp	DBCV 3.750% 3/1	    477143AC5	" 6,553 "	 7,500,000 "	Sole
Kellwood Co	        DBCV 3.500% 6/1	    488044AF5	" 11,778 "	 13,700,000 "	Sole
KEMET Corp	        NOTE 2.250%11/1	    488360AB4	" 9,759 "	 10,700,000 "	Sole
Kendle International 	NOTE 3.375% 7/1	    48880LAA5	" 1,717 "	 1,400,000 "	Sole
Lamar Advertising	NOTE 2.875%12/3	    512815AH4	" 1,162 "	 1,000,000 "	Sole
Level 3 Comm	        NOTE 6.000% 9/1	    52729NAG5	" 2,541 "	 2,710,000 "	Sole
Level 3 Comm	        NOTE 6.000% 3/1	    52729NAS9	" 15,382 "	 16,950,000 "	Sole
Level 3 Comm	        NOTE 10.000% 5/0    52729NBE9	" 8,075 "	 7,100,000 "	Sole
Level 3 Comm	        NOTE 5.250%12/1     52729NBF6	" 3,833 "	 4,000,000 "	Sole
Level 3 Comm	        NOTE 3.500% 6/1	    52729NBK5	" 24,108 "	 27,720,000 "	Sole
Liberty Media	        DEB 3.500% 1/1	    530715AN1	" 51,536 "	 68,715,000 "	Sole
Liberty Media	        DEB 3.250% 3/1	    530715AR2	" 8,471 "	 11,110,000 "	Sole
Liberty Media	        DEB 0.750% 3/3	    530718AF2	" 111,820 "	 107,390,000 "	Sole
Linear Technology Corp	NOTE 3.000% 5/0	    535678AC0	 208 		" 220,000 "	Sole
Lions Gate Ent   	NOTE 3.625% 3/1	    535919AG9	" 12,518 "	 12,800,000 "	Sole
Lockheed Martin	        DBCV 8/1	    539830AP4	" 36,587 "	 24,910,000 "	Sole
"Lowe's Companies, Inc"	NOTE 10/1	    548661CG0	" 155,478 "	 172,141,000 "	Sole
"Manor Care, Inc"	NOTE 2.125% 8/0	    564055AM3	" 11,375 "	 7,395,000 "	Sole
McMoRan Exploration	NOTE 5.250%10/0	    582411AE4	" 29,777 "	 27,200,000 "	Sole
"Medtronic, Inc"	NOTE 1.500% 4/1	    585055AL0	" 3,012 "	 2,825,000 "	Sole
"Medtronic, Inc"	NOTE 1.625% 4/1	    585055AM8	" 67,582 "	 63,235,000 "	Sole
Mentor Graphics Corp	SDCV 6.250% 3/0	    587200AF3	" 14,598 "	 14,250,000 "	Sole
Merix Corp	        NOTE 4.000% 5/1	    590049AB8	" 7,272 "	 9,375,000 "	Sole
Merrill Lynch	        NOTE 3/1	    590188W46	" 152,117 "	 140,200,000 "	Sole
Mesa Air Group	        NOTE 2.115% 2/1	    590479AD3	" 1,500 "	 3,000,000 "	Sole
"Micron Technology, Inc NOTE 1.875% 6/0	    595112AH6	" 2,560 "	 3,200,000 "	Sole
Millipore Corp	        NOTE 3.750% 6/0	    601073AD1	" 14,155 "	 13,150,000 "	Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	    60871RAA8	" 142,944 "	 119,869,000 "	Sole
"Mylan, Inc $65.00"	PFD CONV	    628530206	" 1,374 "	 1,350 "	Sole
"Mylan, Inc"	        NOTE 1.250% 3/1	    628530AG2	" 51,236 "	 56,420,000 "	Sole
Nabors Industries Inc	NOTE 6/1	    629568AL0	" 110,802 "	 111,010,000 "	Sole
Nash Finch Company	FRNT 1.631% 3/1	    631158AD4	" 5,006 "	 11,000,000 "	Sole
Nektar Therapeutics	NOTE 3.250% 9/2	    640268AH1	" 12,399 "	 15,308,000 "	Sole
"Omnicare, Inc"	        DBCV 3.250%12/1	    681904AL2	" 12,759 "	 17,425,000 "	Sole
Omnicom Group	        NOTE 7/3	    681919AM8	 217 		210,000 "	Sole
Omnicom Group	        NOTE 7/0	    681919AT3	" 136,757 "	 126,640,000 "	Sole
Orbital Sciences Corp	NOTE 2.438% 1/1	    685564AN6	" 14,123 "	 11,600,000 "	Sole
Oscient Pharmaceutical	NOTE 3.500% 4/1	    68812RAC9	" 8,249 "	 18,331,000 "	Sole
Par Pharmaceutical	NOTE 2.875% 9/3	    717125AC2	" 8,262 "	 8,930,000 "	Sole
"Pier 1 Imports, Inc"	NOTE 6.375% 2/1	    720279AH1	" 10,790 "	 13,000,000 "	Sole
Pixelworks	        SDCV 1.750% 5/1	    72581MAB3	" 3,550 "	 5,000,000 "	Sole
Prudential Financial	FRNT 12/1	    744320AG7	" 30,145 "	 30,200,000 "	Sole
RPM International	NOTE 1.389% 5/1	    749685AK9	" 115,215 "	 197,726,000 "	Sole
Rambus Inc	        NOTE 2/0	    750917AB2	" 10,674 "	 10,100,000 "	Sole
Safeguard Scientifics	DBCV 2.625% 3/1	    786449AG3	" 1,702 "	 2,050,000 "	Sole
"SAVVIS, Inc"	        NOTE 3.000% 5/1	    805423AA8	" 15,239 "	 18,142,000 "	Sole
School Specialty Inc	NOTE 3.750% 8/0	    807863AE5	" 1,503 "	 1,500,000 "	Sole
"School Specialty, Inc"	SDCV 3.750%11/3	    807863AL9	" 12,618 "	 13,000,000 "	Sole
Sirius Satellite Radio  NOTE 3.250%10/1	    82966UAD5	" 19,285 "	 20,000,000 "	Sole
"Spartan Stores, Inc"	NOTE 3.375% 5/1	    846822AE4	" 5,076 "	 5,500,000 "	Sole
"Stewart Enterprises,   NOTE 3.125% 7/1	    860370AH8	" 11,888 "	 11,500,000 "	Sole
Symantec Corporation	NOTE 0.750% 6/1	    871503AD0	 354 		" 340,000 "	Sole
"Symmetricom, Inc"	NOTE 3.250% 6/1	    871543AB0	" 11,507 "	 13,260,000 "	Sole
"TJX Companies, Inc"	NOTE 2/1	    872540AL3	" 154,697 "	 157,002,000 "	Sole
Teva Pharm	        DBCV 0.500% 2/0	    88164RAA5	 698 		555,000 "	Sole
Teva Pharm	        DBCV 0.250% 2/0	    88164RAB3	" 2,869 "	 2,100,000 "	Sole
Teva Pharm	        NOTE 1.750% 2/0	    88165FAA0	" 2,300 "	 2,055,000 "	Sole
3M Co	                NOTE 11/2	    88579YAB7	" 93,976 "	 108,688,000 "	Sole
Transocean Inc	        NOTE 1.625%12/1	    893830AU3	" 81,076 "	 74,835,000 "	Sole
Transocean Inc	        NOTE 1.500%12/1	    893830AV1	" 1,679 "	 1,550,000 "	Sole
Transocean Inc	        NOTE 1.500%12/1	    893830AW9	" 9,132 "	 8,400,000 "	Sole
"Trico Marine Services, NOTE 3.000% 1/1	    896106AQ4	" 11,853 "	 10,800,000 "	Sole
"Trinity Industries, "	NOTE 3.875% 6/0	    896522AF6	" 12,364 "	 13,700,000 "	Sole
USEC Inc	        NOTE 3.000%10/0	    90333EAC2	" 9,081 "	 9,150,000 "	Sole
"US Airways Group, Inc"	NOTE 7.000% 9/3	    90341WAB4	" 18,632 "	 17,925,000 "	Sole
Unisource Energy	NOTE 4.500% 3/0	    909205AB2	" 10,157 "	 10,000,000 "	Sole
"UTStarcom, Inc"	NOTE 10.875% 3/0    918076AB6	" 33,700 "	 33,700,000 "	Sole
WCI Communities	        NOTE 4.000% 8/1	    92923CAK0	" 11,419 "	 15,750,000 "	Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	    942683AC7	" 6,020 "	 6,330,000 "	Sole
Wyeth	                DBCV 1/1	    983024AD2	" 60,634 "	 57,427,000 "	Sole
"Xilinx, Inc"	        DBCV 3.125% 3/1	    983919AD3	 173 		200,000 "	Sole
Yahoo! Inc	        FRNT 4/0	    984332AB2	" 18,534 "	 15,820,000 "	Sole
YRC Worldwide	        NOTE 5.000% 8/0	    985577AA3	" 40,507 "	 41,935,000 "	Sole
YRC Worldwide	        NOTE 3.375%11/2	    985577AB1	" 58,169 "	 70,235,000 "	Sole
			" 4,070,379 "